Consolidated Statements of Income (Loss) and Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	€ 16	€ 0	€ 0
Cost of sales	(58)	0	0
Gross loss	(42)	0	0
Cost of research and development	(40,609)	(30,469)	(4,937)
Selling and distribution expenses	(3,220)	(9,100)	(2,135)
General and administrative expenses	(15,094)	(14,404)	(2,417)
Other operating income/expenses	(183)	(15)	220
Impairment losses on financial assets	(6)	(6)	0
Operating loss	(59,154)	(53,994)	(9,269)
Interest and similar income	0	2	0
Interest and similar expense	(4,781)	(2,040)	(702)
Loss before tax	(63,935)	(56,032)	(9,971)
Taxes on income	0	0	0
Deferred taxes on expense	(18)	0	0
Loss for the period	(63,953)	(56,032)	(9,971)
Other comprehensive income (loss) that will not reclassified to profit or loss	16	(21)	0
Total comprehensive loss for the period	€ (63,937)	€ (56,053)	€ (9,971)
Loss per share in EUR
Basic (in EUR per share)	€ (1.07)	€ (0.97)	€ (0.18)
Diluted (in EUR per share)	€ (1.07)	€ (0.97)	€ (0.18)
Weighted average number of shares for calculation of earnings per share
Basic (in shares)	59,836,824	57,684,220	56,860,720
Diluted (in shares)	59,836,824	57,684,220	56,860,720